================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05749

                    -----------------------------------------

                              THE CHINA FUND, INC.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     C/O STATE STREET BANK AND TRUST COMPANY
                              2 AVENUE DE LAFAYETTE
                                  P.O. BOX 5049
                              BOSTON, MA 02206-5049

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                                       Copy to:

         Elizabeth A. Watson                Leonard B. Mackey, Jr., Esq.
              Secretary                        Clifford Chance US LLP
        The China Fund, Inc.                    31 West 52nd Street
      4 Copley Place, 5th Floor            New York, New York 10019-6131
          Boston, MA 02116

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

================================================================================

ITEM 1. REPORT TO STOCKHOLDERS.

                              THE CHINA FUND, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2009
                                   (UNAUDITED)

                                         THE CHINA FUND, INC.
                                         TABLE OF CONTENTS

                                  PAGE
                                  ----
Key Highlights                       1
Asset Allocation                     2
Industry Allocation                  3
Chairman's Statement                 4
Investment Manager's Statement       5
About the Portfolio Manager          6
Schedule of Investments              7
Financial Statements                14
Notes to Financial Statements       19
Other Information                   28
Dividends and Distributions;
  Dividend Reinvestment
  and Cash Purchase Plan            30

THE CHINA FUND, INC.
KEY HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                       FUND DATA
--------------------------------------------------------------------------------------
             NYSE STOCK SYMBOL                                  CHN
--------------------------------------------------------------------------------------
               LISTING DATE                                JULY 10, 1992
--------------------------------------------------------------------------------------
            SHARES OUTSTANDING                              22,781,762
--------------------------------------------------------------------------------------
        TOTAL NET ASSETS (04/30/09)                      US$437.1 MILLION
--------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE (04/30/09)                       $19.19
--------------------------------------------------------------------------------------
     MARKET PRICE PER SHARE (04/30/09)                        $17.65
--------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------
                                        TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------
  PERFORMANCE AS OF 04/30/09:           NET ASSET VALUE                   MARKET PRICE
-----------------------------------------------------------------------------------------------
           6-Months                          20.54%                           21.18%
-----------------------------------------------------------------------------------------------
       3-Year Cumulative                     29.92%                            9.41%
-----------------------------------------------------------------------------------------------
       3-Year Annualized                      9.12%                            3.04%
-----------------------------------------------------------------------------------------------
       5-Year Cumulative                     94.00%                           69.89%
-----------------------------------------------------------------------------------------------
       5-Year Annualized                     14.17%                           11.18%
-----------------------------------------------------------------------------------------------
      10-Year Cumulative                    356.70%                          421.51%
-----------------------------------------------------------------------------------------------
      10-Year Annualized                     16.40%                           17.96%
-----------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------
                                        DIVIDEND HISTORY
-----------------------------------------------------------------------------------------------
          RECORD DATE                       INCOME                        CAPITAL GAINS
-----------------------------------------------------------------------------------------------
           12/24/08                         $0.4813                          $5.3361
-----------------------------------------------------------------------------------------------
           12/21/07                         $0.2800                         $11.8400
-----------------------------------------------------------------------------------------------
           12/21/06                         $0.2996                          $3.7121
-----------------------------------------------------------------------------------------------
           12/21/05                         $0.2172                          $2.2947
-----------------------------------------------------------------------------------------------
           12/22/04                         $0.1963                          $3.3738
-----------------------------------------------------------------------------------------------
           12/31/03                         $0.0700                          $1.7100
-----------------------------------------------------------------------------------------------
           12/26/02                         $0.0640                          $0.1504
-----------------------------------------------------------------------------------------------
           12/31/01                         $0.1321                               --
-----------------------------------------------------------------------------------------------
           12/31/00                              --                               --
-----------------------------------------------------------------------------------------------
           12/31/99                         $0.1110                               --
-----------------------------------------------------------------------------------------------
           12/31/98                         $0.0780                               --
-----------------------------------------------------------------------------------------------
           12/31/97                              --                          $0.5003
-----------------------------------------------------------------------------------------------
           12/31/96                         $0.0834                               --
-----------------------------------------------------------------------------------------------
           12/29/95                         $0.0910                               --
-----------------------------------------------------------------------------------------------
           12/30/94                         $0.0093                          $0.6006
-----------------------------------------------------------------------------------------------
           12/31/93                         $0.0853                          $0.8250
-----------------------------------------------------------------------------------------------
           12/31/92                         $0.0434                          $0.0116
-----------------------------------------------------------------------------------------------



(1) Total investment returns reflect changes in net asset value per share or market price, as the case may be, during each period and assumes that dividends and capital gains distributions, if any, were reinvested in accordance with the dividend reinvestment plan. The net asset value per share percentages are not an indication of the performance of a shareholder's investment in the Fund, which is based on market price. Total investment returns do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the sale of Fund shares. Total investment returns are historical and do no guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF APRIL 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                    TEN LARGEST LISTED EQUITY INVESTMENTS *
-------------------------------------------------------------------------------
 1.  Shandong Weigao Group Medical Polymer Co., Ltd.                3.89%
-------------------------------------------------------------------------------
 2.  Wumart Stores, Inc.                                            3.09%
-------------------------------------------------------------------------------
 3.  Far Eastern Department Stores, Ltd.                            2.66%
-------------------------------------------------------------------------------
 4.  China Huiyuan Juice Group, Ltd.                                2.21%
-------------------------------------------------------------------------------
     Shenzhen Agricultural Products Co., Ltd. Access
 5.  Product                                                        2.14%
-------------------------------------------------------------------------------
 6.  Ruentex Development Co., Ltd.                                  2.05%
-------------------------------------------------------------------------------
 7.  Uni-President Enterprises Corp.                                2.01%
-------------------------------------------------------------------------------
 8.  Chaoda Modern Agricultural (Holdings), Ltd.                    1.87%
-------------------------------------------------------------------------------
 9.  China Metal Products Co., Ltd.                                 1.64%
-------------------------------------------------------------------------------
10.  Ports Design, Ltd.                                             1.64%
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                              DIRECT INVESTMENTS *
--------------------------------------------------------------------------------
  1.  Queenbury Investments, Ltd., (Huiyan)                          9.30%
--------------------------------------------------------------------------------
  2.  Ugent Holdings, Ltd.                                           5.22%
--------------------------------------------------------------------------------
  3.  HAND Enterprise Solutions, Ltd.                                2.16%
--------------------------------------------------------------------------------
  4.  Qingdao Bright Moon                                            1.59%
--------------------------------------------------------------------------------
  5.  Highlight Tech Corp.                                           1.37%
--------------------------------------------------------------------------------
  6.  Wuxi PAIHO                                                     0.84%
--------------------------------------------------------------------------------
  7.  China Silicon Corp., Series A Preferred                        0.83%
--------------------------------------------------------------------------------
  8.  China Silicon Corp. Common Stock                               0.00%
--------------------------------------------------------------------------------
  9.  teco Optronics Corp.                                           0.00%
--------------------------------------------------------------------------------


* Percentages based on net assets at April 30, 2009.

     INDUSTRY ALLOCATION (UNAUDITED)

--------------------------------------------------------------------------------
(Pie Chart)

Telecommunications                             1.10
Consumer Discretionary                        23.40
Consumer Staples                              18.80
Industrials                                   14.40
Financials                                    11.30
Health Care                                   11.00
Information Technology                         9.20
Energy                                         4.80
Materials                                      3.20
Utilities                                      1.60
Others                                         1.20




Fund holdings are subject to change and percentages shown above are based on total net assets as of April 30, 2009. A complete list holdings as of April 30, 2009 is contained in the Schedule of Investments included in this report. The most current available data regarding portfolio holdings can be found on our website, www.chinafundinc.com. You may also obtain holdings by calling 1-800-246-2255.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Stockholders,

The six months under review were a much brighter period for investors in the Greater China region, with the A-share market the standout performer. How things have turned around since October. Six months ago, I was reporting that the Chinese markets were among the worst hit in a savage year for the world's stockmarkets. Now, the region is among the world's strongest. Against this backdrop, the Fund produced a positive return of 20.6%, lagging the benchmark MSCI Golden Dragon index, which rose 24%. Over longer periods, however, your portfolio is still comfortably ahead of its benchmark.

It took several months and a host of industry-specific stimulus measures but, towards the end of the period, we finally saw underlying macroeconomic data start to live up to the markets' bullish billing. While US GDP fell by 6.1% for the first quarter of this year, China posted an eerily symmetrical GDP rise of 6.1%. And Taiwan -- whose stocks were up 46% since end-October -- was also able to boast a 24% month-on-month rise in exports in March. As relations between Taiwan and its giant neighbour continue to improve, your managers have positioned the Fund to take advantage of increased cross-strait investment, with a 19.3% weighting to the Taiwan market.

In my last statement, I wrote that the managers were expecting a rally in the A-share market. I am pleased to report that the A-shares did indeed begin to recover strongly very soon after, and that they have continued their upward trajectory since. In line with their belief that the Chinese domestic market will be driven up further by the ample levels of liquidity there, the managers have accorded significant weighting (16.5%) to the A-share market.

In January of this year, the Fund distributed a dividend of US$5.82 per share. While this is considerably lower than last year's record distribution (of US$12.12), it represents a decent income, given the hugely challenging events of 2008.

With the ever-increasing array of government stimulus plans in both China and Taiwan, and the beginning of cross-strait investment starting to have a real effect on the underlying economics, your managers are expecting domestic sentiment in particular to improve and are looking forward to the remainder of the year with confidence.

Yours truly,

James Lightburn
Chairman

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF LISTED AND DIRECT INVESTMENTS

After all the gloom of the past year, the last six months have provided some welcome relief in the Greater China region. The MSCI Golden Dragon rallied 24% over the period. Although Hong Kong remains at the mercy of international asset-allocation decisions, Chinese markets have, at long last, begun to show signs of decoupling from the West. The raft of stimulus measures issuing from Beijing has been well received by Chinese investors, as have signs of real resilience in the economy (notably in fixed-asset investment and bank lending). There has been particular strength in the A-share market, which has been rallying since November. With foreign investors accounting for only a tiny fraction of the market, A-shares are insulated from the vicissitudes of international capital flows.

Meanwhile, Taiwan -- the region's perennial laggard -- rose some 46% over the period. Last year's succession of promising developments (Kuomintang victories in the legislative and presidential elections, direct cross-strait flights, the arrival of Chinese tourists), previously obscured by the global financial crisis, are now having a belated -- but extremely positive -- impact. A further boost has come in the removal of investment restrictions on either side of the Formosa Strait. China Mobile's proposed purchase of a 12% stake in Taiwanese mobile operator Far EasTone heralds an open season of Chinese companies purchasing Taiwanese assets.

With a positive return of 20.6% for the six months, the fund has lagged the recent rally, but remains comfortably ahead of benchmark over one year and longer periods. The main negative was CHINA HUIYUAN JUICE. This was one of our best-performing stocks over the past year, but sold off after the Chinese government vetoed Coca-Cola's takeover bid. We retain our holding, secure in the knowledge that the group's independence will last only as long as it takes for the first politically acceptable bid to materialise. In Taiwan, tech stocks POWERTECH and TRIPOD TECHNOLOGY both detracted from returns, as did WAH LEE INDUSTRIAL and CATHAY FINANCIAL. Other detractors included CHINA SILICON, CHAODA MODERN AGRICULTURE and online gaming group THE9 LTD.

Our top performer over the year was SHANDONG WEIGAO, which makes medical consumables. Healthcare remains a key theme in the portfolio; we believe that this area is set to do well regardless of the global economic outlook -- all the more so given the emphasis placed on it in the recent stimulus packages. Meanwhile, with the Chinese government looking to increase its gold reserves, ZIJIN MINING made a robust contribution to returns. In Hong Kong, ANTA SPORTS was the standout, after stellar results. Among our Taiwanese holdings, RUENTEX DEVELOPMENT, YUANTA FINANCIAL and FAR EASTERN DEPARTMENT STORE all performed well.

OUTLOOK

We expect increased levels of liquidity to drive Chinese markets up further in the near future. Further governmental stimulus packages should also help sentiment. That said, we will be scrutinising companies' first-quarter results, which will provide a better indication of the health of corporate fundamentals and the likely direction of the market in the longer term.

The fund is 98.8% invested with holdings in 69 companies. With both the A-share market and Taiwan driven by domestic, rather than international, sentiment, we are bullish on prospects here. The fund's weightings to these markets (16.5% and 19.3%, respectively) reflect this. The proportion of the portfolio in direct investments is now 21.4%. In the short term, this will tend to hold the fund back as markets rally, but it should contribute significantly once IPO and corporate activity resume.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGER (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LISTED AND DIRECT INVESTMENT MANAGER

Mr. Chris Ruffle serves as the portfolio manager for the Fund's portfolio of listed and direct securities. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years investment experience in Asia. Fluent in Mandarin and Japanese, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan. Mr. Ruffle also manages The Martin Currie China Hedge Fund and the China "A" Share Fund.

Mr. Shifeng Ke serves as the portfolio manager for the Fund's portfolio of listed and direct securities. Mr. Ke joined Martin Currie's Asia team in 1997 and, until 2002, co-managed the China Heartland Fund, which at that time was the only offshore fund to access China's A-share market. In 2006, Martin Currie, Chris Ruffle and Shifeng established MC China Limited: a joint venture dedicated to running our range of specialist China strategies. He is co-manager of the China Fund Inc, Martin Currie's A-share products, Martin Currie's China hedge fund and the micro-cap China Development Capital Partnership. Shifeng practiced law before moving to China's ministry of labour and social security in 1990, where he worked to develop an investment policy for pension funds.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA
  FINANCIALS -- (0.9%)
     Ping An Insurance Group Co. of China Ltd........      614,500            $  3,837,627
                                                                              ------------
          TOTAL CHINA -- (Cost $2,947,647)...........                  0.9%      3,837,627
                                                                     -----    ------------
HONG KONG
  CONSUMER DISCRETIONARY -- (7.6%)
     Anta Sports Products, Ltd. .....................    5,313,000               4,552,012
     FU JI Food & Catering Services(1)...............    8,689,000               4,630,366
     Huabao International Holdings, Ltd. ............    4,255,000               3,019,658
     Intime Department Store Group Co., Ltd. ........   12,568,629               4,524,677
     Ports Design, Ltd. .............................    4,549,500               7,161,748
     Shangri-La Asia, Ltd. ..........................    4,755,555               7,044,312
     Yorkey Optical International Cayman, Ltd.#......   15,476,926               2,396,412
                                                                              ------------
                                                                                33,329,185
                                                                              ------------
  CONSUMER STAPLES -- (4.1%)
     Chaoda Modern Agriculture (Holdings), Ltd. .....   14,263,357               8,171,470
     China Huiyuan Juice Group, Ltd.(1)..............   14,055,000               9,666,151
                                                                              ------------
                                                                                17,837,621
                                                                              ------------
  ENERGY -- (2.3%)
     China Rare Earth Holdings, Ltd. ................   17,436,000               2,272,290
     Fushan International Energy Group, Ltd.*........   16,044,000               4,492,291
     Honghua Group, Ltd. ............................   20,650,000               3,490,493
                                                                              ------------
                                                                                10,255,074
                                                                              ------------
  FINANCIALS -- (0.5%)
     SPG Land (Holdings), Ltd. ......................   11,037,000               1,979,527
                                                                              ------------
  HEALTH CARE -- (3.6%)
     China Shineway Pharmaceutical Group, Ltd.#......   11,184,000               6,840,234
     Golden Meditech Co., Ltd.*#.....................   35,040,000               4,792,537
     Natural Beauty Bio-Technology, Ltd.#............   32,780,000               4,145,057
                                                                              ------------
                                                                                15,777,828
                                                                              ------------
  INDUSTRIALS -- (0.7%)
     TPV Technology, Ltd. ...........................    9,552,000               3,179,871
                                                                              ------------
  INFORMATION TECHNOLOGY -- (1.4%)
     Chinasoft International, Ltd.*#.................   19,230,000               1,488,765
     Sina Corp.*(1)..................................      162,700               4,557,227
                                                                              ------------
                                                                                 6,045,992
                                                                              ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
  MATERIALS -- (0.8%)
     Sinofert Hong Kong Holdings, Ltd.(1)............    7,216,000            $  3,361,238
                                                                              ------------
  UTILITIES -- (1.6%)
     Xinao Gas Holdings, Ltd. .......................    5,084,000               7,006,035
                                                                              ------------
          TOTAL HONG KONG -- (Cost $106,226,735).....                 22.6%     98,772,371
                                                                     -----    ------------

HONG KONG -- "H" SHARES
  CONSUMER STAPLES -- (3.1%)
     Wumart Stores, Inc.#............................   15,126,000              13,505,967
                                                                              ------------
  HEALTH CARE -- (3.9%)
     Shandong Weigao Group Medical Polymer Co.,
       Ltd.#.........................................    9,004,000              17,008,737
                                                                              ------------
  INDUSTRIALS -- (0.0%)
     Sichuan Expressway Co., Ltd. ...................      422,000                 106,724
                                                                              ------------
  MATERIALS -- (0.8%)
     Zijin Mining Group Co., Ltd. ...................    4,670,000               3,609,435
                                                                              ------------
  TELECOMMUNICATIONS -- (1.1%)
     ZTE Corp.(1)....................................    1,461,926               4,961,085
                                                                              ------------
          TOTAL HONG KONG -- "H" SHARES --  (Cost
            $33,593,690)                                               8.9%     39,191,948
                                                                     -----    ------------
          TOTAL HONG KONG (INCLUDING "H" SHARES) --
            (Cost $139,820,425)                                       31.5%    137,964,319
                                                                     -----    ------------

SINGAPORE
  CONSUMER STAPLES -- (3.6%)
     China Fishery Group, Ltd.#......................   12,050,000               6,157,738
     China Milk Products Group, Ltd.#................   11,607,000               3,024,600
     Hsu Fu Chi International, Ltd.#.................    9,484,000               6,740,126
                                                                              ------------
                                                                                15,922,464
                                                                              ------------
  FINANCIALS -- (0.6%)
     Financial One Corp.#............................   12,030,000               2,442,722
                                                                              ------------
  INFORMATION TECHNOLOGY -- (0.6%)
     CDW Holding, Ltd.#+.............................   59,708,000               2,525,805
                                                                              ------------
          TOTAL SINGAPORE -- (Cost $27,049,147)                        4.8%     20,890,991
                                                                     -----    ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)

TAIWAN
  CONSUMER DISCRETIONARY -- (5.7%)
     FamilyMart Co., Ltd.#...........................    3,777,652            $  6,053,655
     Far Eastern Department Stores, Ltd. ............   18,511,584              11,613,992
     Merry Electronics Co., Ltd. ....................    3,584,340               3,522,187
     Synnex Technology International Corp. ..........    2,553,855               3,706,443
                                                                              ------------
                                                                                24,896,277
                                                                              ------------
  CONSUMER STAPLES -- (3.6%)
     Lien Hwa Industrial Corp. ......................   15,919,692               6,786,934
     Uni-President Enterprises Corp. ................    8,728,581               8,775,162
                                                                              ------------
                                                                                15,562,096
                                                                              ------------
  FINANCIALS -- (4.2%)
     KGI Securities Co. Ltd..........................    8,800,000               3,179,585
     Ruentex Development Co., Ltd. ..................   12,694,000               8,981,196
     Yuanta Financial Holdings Co., Ltd. ............   10,520,593               6,171,089
                                                                              ------------
                                                                                18,331,870
                                                                              ------------
  INFORMATION TECHNOLOGY -- (4.2%)
     HTC Corp. ......................................      438,000               5,932,968
     Taiwan Secom Co., Ltd.#.........................    4,738,000               7,155,671
     WPG Holdings Co., Ltd...........................    6,320,000               5,245,408
                                                                              ------------
                                                                                18,334,047
                                                                              ------------
  MATERIALS -- (1.6%)
     China Metal Products Co., Ltd. .................    9,019,881               7,172,596
                                                                              ------------
          TOTAL TAIWAN -- (Cost $76,232,944)                          19.3%     84,296,886
                                                                     -----    ------------

UNITED KINGDOM
  HEALTH CARE -- (1.5%)
     China Medical System Holdings, Ltd.#+...........    3,623,188               6,675,638
                                                                              ------------
          TOTAL UNITED KINGDOM -- (Cost $9,940,990)                    1.5%      6,675,638
                                                                     -----    ------------

UNITED STATES
  CONSUMER DISCRETIONARY -- (0.8%)
     The9, Ltd., ADR(1)..............................      352,300               3,297,528
                                                                              ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
UNITED STATES (CONTINUED)
  ENERGY -- (1.1%)
     Far East Energy Corp.*#+........................   13,250,059            $  4,902,522
                                                                              ------------
  HEALTH CARE -- (1.9%)
     Mindray Medical International, Ltd., ADR(1).....      191,700               4,374,594
     WuXi PharmaTech Cayman, Inc., ADR*#.............      696,990               4,021,632
                                                                              ------------
                                                                                 8,396,226
                                                                              ------------
          TOTAL UNITED STATES -- (Cost $31,123,169)                    3.8%     16,596,276
                                                                     -----    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $287,114,322)                          61.8%    270,261,737
                                                                     -----    ------------


EQUITY LINKED SECURITIES
  CONSUMER STAPLES -- (4.4%)
     Dalian Zhangzidao Fishery Group Co., Ltd. Access
       Product (expiration 01/17/12) 144A*(3)........    1,100,565               3,219,153
     Shenzhen Agricultural Products Co., Ltd. Access
       Product (expiration 01/17/12) 144A*(3)........    4,000,000               9,368,312
     Wuliangye Yibin Co., Ltd. Access Product
       (expiration 01/20/10) 144A,*(3)...............    2,857,007               6,936,813
                                                                              ------------
                                                                                19,524,278
                                                                              ------------
  ENERGY -- (1.4%)
     China Yangtze Power Co., Ltd. Access Product
       (expiration 10/26/10) 144A,(2)(4).............    4,169,077               6,018,671
                                                                              ------------
  FINANCIALS -- (5.2%)
     Citic Securities Co., Ltd. China (expiration
       01/20/10)*(3).................................    1,416,200               5,033,394
     Citic Securities Co., Ltd. China (expiration
       09/23/13)*(4).................................    1,750,000               6,219,771
     Financial Products, Ltd. (expiration 03/26/14)
       144A,(4)......................................  216,820,000               5,945,630
     Zhejiang Guyuelongshan Access Product
       (expiration 10/07/13) 144A,(4)................    5,373,000               5,417,886
                                                                              ------------
                                                                                22,616,681
                                                                              ------------
  INDUSTRIALS -- (4.6%)
     Daqin Railway Co., Ltd. Access Product
       (expiration 11/02/11) 144A,*(4)...............    3,807,000               5,311,835
     Shanghai International Airport Co., Ltd. Access
       Product (expiration 01/20/10) 144A,*(3).......    1,816,700               3,651,567
     Shanghai Zhenhua Port Machinery Co., Ltd. Access
       Product (expiration 10/26/10) 144A,(4)........    2,833,192               4,982,896



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                         SHARES             VALUE (NOTE A)
---------------------------------                         ------             --------------
EQUITY LINKED SECURITIES (CONTINUED)
     Suning Appliance Co., Ltd. Access Product
       (expiration 01/20/10) 144A,*(3)...............    2,874,013            $  6,282,592
                                                                              ------------
                                                                                20,228,890
                                                                              ------------
          TOTAL EQUITY LINKED SECURITIES -- (Cost
            $57,825,905)                                              15.6%     68,388,520
                                                                     -----    ------------

DIRECT INVESTMENTS
  CONSUMER DISCRETIONARY -- (9.3%)
     Queenbury Investments, Ltd., (Huiyan) (acquired
       05/06/08)*#+(2)(5)............................          450              40,655,250
                                                                              ------------
  INDUSTRIALS -- (3.8%)
     Highlight Tech Corp., (acquired
       09/11/07)*#+(2)(5)(6).........................    3,366,893               5,999,999
     Qingdao Bright Moon, (acquired
       02/28/08)*#+(2)(5)(6).........................   31,827,172               6,937,719
     Wuxi PAIHO, (acquired 09/17/07)*#(2)(5)(6)......   11,734,701               3,680,002
                                                                              ------------
                                                                                16,617,720
                                                                              ------------
  INFORMATION TECHNOLOGY -- (3.0%)
     China Silicon Corp. Common Stock, (acquired
       09/23/08)*#+(2)(5)............................      293,068                      --
     China Silicon Corp. Warrants (expiration
       11/30/10), (acquired 11/30/07)*#+(2)(5).......      685,450                      --
     China Silicon Corp., Series A Preferred
       (acquired 11/30/07)#+(2)(5)...................       27,418               3,646,594
     HAND Enterprise Solutions, Ltd., (acquired
       05/02/07)*#+(2)(5)............................      500,000               9,430,000
     teco Optronics Corp., (acquired
       04/26/04)*#(2)(5).............................    1,861,710                      --
                                                                              ------------
                                                                                13,076,594
                                                                              ------------

                                                           FACE
                                                          AMOUNT
                                                          ------
  INDUSTRIALS -- (5.2%)
     Ugent Holdings, Ltd., 12.0% 06/04/12 (acquired
       04/06/09)*#+(2)(5)............................  177,000,000              22,838,562
                                                                              ------------
          TOTAL DIRECT INVESTMENTS -- (Cost
            $89,222,893)                                              21.3%     93,188,126
                                                                     -----    ------------

                                                          SHARES
                                                          ------
COLLATERAL FOR SECURITIES ON LOAN -- (2.1%)
     State Street Navigator Prime Portfolio..........    8,974,739               8,974,739
                                                                              ------------
          TOTAL COLLATERAL FOR SECURITIES ON
            LOAN -- (Cost $8,974,739)                                  2.1%      8,974,739
                                                                     -----    ------------



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                         AMOUNT             VALUE (NOTE A)
---------------------------------                       ---------            --------------

SHORT TERM INVESTMENTS -- (1.7%)
UNITED STATES
     Repurchase Agreement with State Street Bank and
       Trust,
       0.01%, 05/01/09(7)............................    7,448,000            $  7,448,000
                                                                              ------------
          TOTAL UNITED STATES -- (Cost $7,448,000)                     1.7%      7,448,000
                                                                     -----    ------------
TOTAL INVESTMENTS -- (Cost $450,585,859)**                           102.5%    448,261,122
                                                                     -----    ------------
OTHER ASSETS AND LIABILITIES                                          (2.5)%   (11,136,178)
                                                                     -----    ------------

NET ASSETS                                                           100.0%   $437,124,944
                                                                     =====    ============




Notes to Schedule of Investments

 *  Denotes non-income producing security.

  #  Illiquid security.

  +  Affiliated issuer (see Note F).

(1) A portion or all of the security was held on loan. As of April 30, 2009, the market value of the securities loaned was $8,384,095.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3) Equity linked securities issued by Citigroup Global Markets Holdings.

(4) Equity linked securities issued by Credit Lyonnais (CLSA).

(5) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value.

(6) The Fund holds a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

(7) Repurchase agreement, dated 04/30/2009, due 05/1/2009 with repurchase proceeds of $7,448,002 is collateralized by U.S. Treasury Bill, 0.01% due 10/1/2009 with a market value of $7,598,156.

144A Securities restricted for resale to Qualified Institutional Buyers.

ADR American Depositary Receipt.

  ** At April 30, 2009, the cost of investment securities for tax purposes was $450,585,859. Net unrealized depreciation of investment securities for tax purposes was $2,324,737, consisting of unrealized gains of $65,143,357 on securities that had risen in value since their purchase and $67,468,094 in unrealized losses on securities that had fallen in value since their purchase.



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS:

As of April 30, 2009, the Fund had the following open forward foreign currency contracts:

                                                                                                            UNREALIZED
                        SETTLEMENT                                                                         APPRECIATION/
     CURRENCY              DATE             LOCAL AMOUNT          BASE AMOUNT         MARKET VALUE        (DEPRECIATION)
------------------  ------------------   ------------------   ------------------   ------------------   ------------------
    CNY (Sell)          11/30/2009           122,079,803          $17,540,202          $18,048,666           $ 508,464
     CNY (Buy)          11/30/2009           122,079,803           17,382,150           18,048,666            (666,516)
    TWD (Sell)          11/30/2009           572,709,241           18,055,146           17,734,117            (321,029)
     TWD (Buy)          11/30/2009           572,709,241           17,382,150           17,734,117            (351,967)
                                                                                                             ---------
                                                                                                             $(831,048)
                                                                                                             =========



CNY - Chinese Yen

TWD - Taiwan Dollar



See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $334,690,017) (Note A)..  $335,674,294
  Investments in affiliated investments, at value (cost
     $106,921,103) (Notes A and F)..................................   103,612,089
  Collateral for securities loaned..................................     8,974,739
  Cash..............................................................           350
  Foreign currency, at value (cost $127,673)........................       129,841
  Receivable for investments sold...................................       171,154
  Receivable for securities lending income..........................         5,571
  Dividends and interest receivable.................................       376,914
  Unrealized appreciation for open forward currency contracts.......       508,464
  Prepaid expenses and other assets.................................        22,832
                                                                      ------------
TOTAL ASSETS........................................................  $449,476,248
                                                                      ------------

LIABILITIES
  Payable for investments purchased.................................       360,073
  Payable upon return of collateral for securities loaned...........     8,974,739
  Unrealized depreciation for open forward currency contracts.......     1,339,512
  Investment management fee payable (Note B)........................       587,038
  Administration and custodian fees payable (Note B)................       144,243
  Directors fee payable (Note B)....................................        41,066
  Contingent liability (Note A).....................................       717,795
  Accrued expenses and other liabilities............................       186,838
                                                                      ------------
TOTAL LIABILITIES...................................................    12,351,304
                                                                      ------------
TOTAL NET ASSETS....................................................  $437,124,944
                                                                      ============

COMPOSITION OF NET ASSETS:
  Paid in capital (Note C)..........................................   454,105,881
  Distributions in excess of net investment loss....................      (650,178)
  Accumulated net realized loss on investments and foreign currency
     transactions...................................................   (13,177,487)
  Net unrealized depreciation on investment and foreign currency
     translations...................................................    (3,153,272)
                                                                      ------------
TOTAL NET ASSETS....................................................  $437,124,944
                                                                      ============


NET ASSETS VALUE PER SHARE
  ($437,124,944/22,781,762 shares of common stock outstanding)......        $19.19
                                                                            ======






See notes to financial statements.

THE CHINA FUND, INC.
STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income -- (including dividends of $261,019 from non-
     controlled affiliates, net of tax withheld of $45,816)
     (Note F).......................................................  $  1,871,255
  Interest income...................................................       173,297
  Securities lending income.........................................       127,902
                                                                      ------------
     TOTAL INVESTMENT INCOME........................................     2,172,454
                                                                      ------------

EXPENSES
  Investment Management fees (Note B)...............................     1,702,321
  Custodian fees (Note B)...........................................       320,638
  Administration fees (Note B)......................................       193,326
  Directors' fees and expenses (Note B).............................       196,644
  Legal fees........................................................        93,696
  Printing and postage..............................................        56,717
  Shareholder service fees..........................................       107,586
  Insurance.........................................................        24,094
  Audit and tax service fees........................................        58,967
  Stock exchange listing fee........................................        15,803
  Transfer agent fees...............................................        15,718
  Chief Compliance Officer fee......................................        25,067
  Miscellaneous expenses............................................        11,346
                                                                      ------------
     TOTAL EXPENSES.................................................     2,821,923
                                                                      ------------

NET INVESTMENT LOSS.................................................      (649,469)
                                                                      ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized loss on investment transactions......................   (11,103,024)
  Net realized gain on non-controlled affiliate transactions
     (Note F).......................................................         1,495
  Net realized loss on foreign currency transactions................      (197,247)
                                                                      ------------
                                                                       (11,298,776)
                                                                      ------------
  Net change in unrealized appreciation on investments..............    87,244,867
  Net change in unrealized depreciation on foreign currency
     transactions...................................................      (831,048)
                                                                      ------------
                                                                        86,413,819
                                                                      ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS......................................................    75,115,043
                                                                      ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS..........................  $ 74,465,574
                                                                      ============






See notes to financial statements.

THE CHINA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED        YEAR ENDED
                                                          APRIL 30, 2009      OCTOBER 31, 2008
                                                         ----------------     ----------------
                                                            (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income gain/(loss)....................    $    (649,469)       $   8,481,100
  Net realized gain/(loss).............................      (11,298,776)          95,324,572
  Net increase/(decrease) in unrealized
     appreciation/(depreciation) on investments and
     foreign currency transactions.....................       86,413,819         (538,291,891)
                                                           -------------        -------------
  Net increase/(decrease) in net assets from
     operations........................................       74,465,574         (434,486,219)
                                                           -------------        -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................       (8,737,395)          (4,080,764)
  Capital gains........................................      (96,870,178)        (172,579,378)
                                                           -------------        -------------
  Total dividends and distributions to shareholders....     (105,607,573)        (176,660,142)
                                                           -------------        -------------

CAPITAL SHARE TRANSACTIONS:
  Fund shares sold (Note C)............................               --                   --
  Reinvestment of dividends and distributions
     (4,628,021 and
     3,577,780 shares, respectively)...................       73,909,496          123,648,061
                                                           -------------        -------------
  Net increase in net assets from capital share
     transactions......................................       73,909,496          123,648,061
                                                           -------------        -------------
INCREASE (DECREASE) IN NET ASSETS......................       42,767,497         (487,498,300)

NET ASSETS:
  Beginning of year....................................      394,357,447          881,855,747
                                                           -------------        -------------
  End of period........................................    $ 437,124,944        $ 394,357,447
                                                           =============        =============

Distribution in excess of net investment loss and
  undistributed net investment income, end of period...    $    (650,178)       $   8,736,686
                                                           =============        =============






See notes to financial statements.

THE CHINA FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH -
-----------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations..............  $ 74,465,574
     Adjustments to reconcile net increase in net assets from
       operations
       to net cash provided from operating activities:
     Purchases of investment securities.............................   (81,186,752)
     Proceeds from disposition of investment securities.............   108,846,688
     Net purchases of short-term investments........................    (7,448,000)
     Proceeds from cash transactions................................      (253,222)
     Increase in collateral for securities loaned...................    32,740,982
     Decrease in dividends and interest receivable..................       552,575
     Decrease in receivable for securities lending income...........        99,738
     Increase in receivable for investments sold....................      (171,786)
     Decrease in prepaid expenses and miscellaneous assets..........        25,648
     Increase in payable for securities purchased...................        81,360
     Decrease in payable upon return of collateral for securities      (32,740,982)
       loaned.......................................................
     Increase in accrued expenses and other liabilities.............       154,920
     Unrealized appreciation on forward currency contracts..........       831,048
     Unrealized depreciation on investments.........................   (86,413,819)
     Net realized gain/(loss) from investments and currencies.......    11,298,776
                                                                      ------------
       Net cash provided by operating activities....................    20,882,748
                                                                      ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Cash distributions paid........................................   (31,698,077)
                                                                      ------------
       Net cash used for financing activities.......................   (31,698,077)
                                                                      ------------
NET DECREASE IN CASH................................................   (10,815,329)
CASH AT BEGINNING OF PERIOD.........................................    10,945,520
                                                                      ------------
CASH AT END OF PERIOD...............................................  $    130,191
                                                                      ============
Non-cash finanicing activites not included herein consist of:
     Reinvestment of distributions..................................  $ 73,909,496

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING FOR THE PERIODS INDICATED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          SIX
                                        MONTHS                           YEAR ENDED OCTOBER 31,
                                         ENDED            ----------------------------------------------------
                                    APRIL 30, 2009          2008       2007       2006       2005       2004*
                                    --------------        --------   --------   --------   --------   --------
                                      (UNAUDITED)
PER SHARE OPERATION PERFORMANCE
Net asset value, beginning of
  period..........................     $  21.72           $  60.50   $  31.40   $  23.25   $  26.27   $  26.93
                                       --------           --------   --------   --------   --------   --------
Net investment income/(loss)......        (0.03)              0.49       0.28       0.30       0.21       0.21
Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions...         3.51             (25.66)     32.83      10.36       0.34       0.91
                                       --------           --------   --------   --------   --------   --------
Total income (loss) from
  investment operations...........         3.48             (25.17)     33.11      10.66       0.55       1.12
                                       --------           --------   --------   --------   --------   --------
Less dividends and distributions:
  Dividend from net investment
  income..........................        (0.48)             (0.28)     (0.30)     (0.22)     (0.20)     (0.07)
  Distributions from net realized
  capital gains...................        (5.34)            (11.84)     (3.71)     (2.29)     (3.37)     (1.71)
                                       --------           --------   --------   --------   --------   --------
Total dividends and
  distributions...................        (5.82)            (12.12)     (4.01)     (2.51)     (3.57)     (1.78)
                                       --------           --------   --------   --------   --------   --------
Capital Share Transactions:
  (Dilution) to net asset value,
     resulting from issuance of
     shares in stock dividend.....        (0.19)             (1.49)      0.00       0.00       0.00       0.00
                                       ========           ========   ========   ========   ========   ========
Net asset value, end of period....     $  19.19           $  21.72   $  60.50   $  31.40   $  23.25   $  26.27
                                       ========           ========   ========   ========   ========   ========
Per share market price, end of
  period..........................     $  17.65           $  19.87   $  51.67   $  30.40   $  24.55   $  29.15
                                       ========           ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN
  (BASED ON MARKET PRICE).........        21.18%(1)         (48.06)%    90.97%     37.20%     (5.50)%   (12.16)%
                                       ========           ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000's).........................     $437,125           $394,357   $881,856   $455,206   $334,496   $264,886
Ratio of net expenses to average
  net assets......................         1.51%(2)           1.20%      1.08%      1.26%      1.44%      1.41%
Ratio of gross expenses to average
  net assets......................         1.51%(2)           1.23%      1.08%      1.26%      1.44%      1.41%
Ratio of net expenses to average
  net assets, excluding stock
  dividend tax expense............         1.51%(2)           1.11%      1.04%      1.23%      1.38%      1.34%
Ratio of net investment
  income/(loss) to average net
  assets..........................        (0.35)%(2)          1.28%      0.67%      1.09%      1.04%      0.78%
Portfolio turnover rate...........           21%(1)             49%        46%        50%        26%        40%



* Financial highlights were audited by a previous audit firm.

(1) Not annualized.

(2) Annualized.



See notes to financial statements.

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is long-term capital appreciation through investments in the equity securities of companies engaged in a substantial amount of business in the People's Republic of China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended, April 30, 2009 relate to Direct Investments and to the contingent liability resulting from the sale of Captive Finance in March 2007. A reserve of 10% of the net sale proceeds was established to cover any potential liabilities from the representation and warranties provided by the Fund in the transaction.

SECURITY VALUATION: Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments not traded on an exchange are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SECURITIES LENDING: The Fund may lend any of its securities held by State Street Bank and Trust Company ("State Street") as custodian to certain qualified brokers, except those securities which the Fund or the Investment Manager specifically identifies as not being available. Effective March 26, 2009, the Board approved the increase in the amount of securities that the Fund could lend from 25% to 33 1/3% of the Fund's total assets. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned. Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Prime Portfolio. Prior to April 7, 2009, the Fund invested in Securities Lending Quality Trust. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of April 30, 2009, the Fund had loaned securities which were collateralized by cash and short term investments. The value of the securities on loan and the value of the related collateral were as follows:

                 VALUE OF         VALUE OF
 VALUE OF          CASH           NON-CASH          TOTAL
SECURITIES      COLLATERAL      COLLATERAL*      COLLATERAL
----------      ----------      -----------      ----------
$8,384,095      $8,974,739          $--          $8,974,739


* The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

FOREIGN CURRENCY TRANSLATIONS: The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS: A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The U.S. dollar value of forward currency contracts is determined using forward exchange rates provided by quotation services. Daily fluctuations in the value of such contracts are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gain or loss is disclosed in the realized and unrealized gain or loss on foreign currency in the Fund's accompanying Statement of Operations.

OPTION CONTRACTS: The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

EQUITY LINKED SECURITIES: The Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities currently held by the Fund, identified as "Access Products" in the Schedule of Investments are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. Access Products may be used by the Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Fund invests in Access Products whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in Access Products will involve risks similar to the risks of investing in foreign securities. In addition, the Fund bears the risk that the issuer of an Access Product may default on its obligation under the terms of the arrangement with the counterparty. Access Products are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, Access Products may be considered illiquid.

At April 30, 2009, the Fund held equity-linked Access Product warrants through Credit Lyonnais ("CLSA") and Citigroup Global Markets Holdings, the issuers. Under the terms of the agreements, each warrant entitles the Fund to receive from the issuers an amount in U.S. dollars linked to the performance of specific equity shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DIRECT INVESTMENTS: The Fund may invest up to 25% of the net proceeds from its offering of its oustanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. The value of these securities at April 30, 2009 was $93,188,126 or 21.3% of the Fund's net asset value. The table below details the acquisition date, cost, and value of the Fund's direct investments as determined by the Board of Director's of the Fund. The Fund does not have the right to demand that such securities be registered.

SECURITY                                          ACQUISITION DATE       COST         VALUE
--------                                          ----------------   -----------   -----------
China Silicon Corp., Series A Preferred*........     11/30/2007      $ 6,552,874   $ 3,646,594
China Silicon Corp. Common Stock................     09/23/2008          697,502            --
HAND Enterprise Solutions, Ltd. ................     05/02/2007        3,164,274     9,430,000
Highlight Tech. Corp. ..........................     09/11/2007        6,025,894     5,999,999
Qingdao Bright Moon.............................     02/28/2008        7,116,942     6,937,719
Queenbury Investments, Ltd. (Huiyan)............     05/06/2008       38,515,190    40,655,250
teco Optronics Corp. ...........................     04/26/2004          567,320            --
Ugent Holdings, Ltd. ...........................     04/06/2009       22,838,490    22,838,562
Wuxi PAIHO......................................     09/17/2007        3,744,407     3,680,002
                                                                     -----------   -----------
                                                                     $89,222,893   $93,188,126
                                                                     ===========   ===========



* The purchase of China Silicon Corp., Series A Preferred resulted in the Fund receiving 685,450 shares of China Silicon Corp. common stock warrants. Each warrant entitles the Fund to purchase twenty five shares of common stock at an exercise price of USD$2.98 per share, subject to adjustment.

INDEMNIFICATION OBLIGATIONS: Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arragements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from Capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Income and capital gains distributions are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

The Fund made distribution of $8,737,395 from Ordinary Income and $96,870,178 from Long-Term Capital Gains during the six months ended April 30, 2009. For the year ended October 31, 2008 the Fund made distributions of $45,470,844 from Ordinary Income and $131,189,298 from Long-Term Capital Gains.

FEDERAL INCOME TAXES: The Fund has qualified and intends to qualify in the future as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code available to certain investment companies, including making distributions of taxable income and capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

NOTE B -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Martin Currie Inc. is the investment manager for the Fund's listed assets (the "Listed Assets"). Martin Currie Inc. receives a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$315 million of the Fund's average weekly net assets invested in Listed Assets; and 0.50% of the Fund's average weekly net assets invested in Listed Assets in excess of US$315 million. Martin Currie Inc. is also the investment manager for the Fund's direct investments. Martin Currie Inc. receives a fee computed weekly and payable monthly, at an annual rate of 2.00% of the average weekly value of the Fund's assets invested in direct investments.

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities will receive any compensation from the Fund for serving as an officer or director of the Fund. Effective January 1, 2009, the Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $35,000 and $15,000 respectively, plus $3,000 for each Board of Directors' meeting or Audit and Nominating Committee meeting attended, $2,000 for each telephonic meeting attended and $2,000 for each Valuation Committee teleconference. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors' meetings. Prior to January 1, 2009, the Fund paid the Chairman of the Board an annual fee of $27,500, plus the Fund paid the Chairman of the Board and each of the directors $1,000 for each Valuation Committee teleconference.

State Street provides, or arranges for the provision of certain administrative services for the Fund, including preparing certain reports and other documents required by federal and/or state laws and regulations. The Fund pays State Street a fee at an annual rate of 0.13% of the Fund's average daily net assets up to $150 million, 0.11% of the next $150 million and 0.06% of the next $400 million and 0.05% of those in excess of $400 million subject to certain minimum requirements for fund administration services. The Fund also pays State Street $100,000 per year for certain legal administration services, including corporate secretarial services and preparing regulatory filings.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund has also contracted with State Street to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

NOTE C -- CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management's discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the six months ended April 30, 2009, the Fund did not participate in this program. At April 30, 2009, 100,000,000 shares of $0.01 par value common stock were authorized.

NOTE D -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2009, the Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $80,925,733 and $109,560,920, respectively. At April 30, 2009, the cost of investments for federal income tax purposes was $450,585,859. Gross unrealized appreciation of investments was $65,143,357, while gross unrealized depreciation of investments was $67,468,094, resulting in net unrealized depreciation of investments of $2,324,737.

NOTE E -- INVESTMENTS IN CHINA
The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE F -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

                                                                                                                 GAIN
                                                                                                DIVIDENDS      REALIZED
                                                                                               INCLUDED IN    ON SALE OF
                         BALANCE OF      GROSS         GROSS      BALANCE OF                    DIVIDEND        SHARES
                        SHARES HELD    PURCHASES       SALES     SHARES HELD      VALUE          INCOME          AS OF
                        OCTOBER 31,       AND           AND       APRIL 30,     APRIL 30,    NON-CONTROLLED    APRIL 30,
NAME OF ISSUER              2008       ADDITIONS    REDUCTIONS       2009          2009        AFFILIATES        2009
----------------------  -----------   -----------   ----------   -----------   -----------   --------------   ----------
CDW Holding, Ltd. ....   60,000,000            --     292,000     59,708,000   $ 2,525,805      $     --        $1,495
China Medical System
  Holdings, Ltd. .....    3,623,188            --          --      3,623,188     6,675,638            --            --
China Silicon Corp.
  Common Stock........      183,396       109,672          --        293,068            --            --            --
China Silicon Corp.,
  Series A Preferred..       27,418            --          --         27,418     3,646,594       261,019            --
China Silicon Corp.
  Warrants............      685,450            --          --        685,450            --            --            --
Far East Energy
  Corp. ..............   10,478,634     2,771,425          --     13,250,059     4,902,522            --            --
HAND Enterprise
  Solutions, Ltd. ....      500,000            --          --        500,000     9,430,000            --            --
Highlight Tech.
  Corp. ..............    3,366,893            --          --      3,366,893     5,999,999            --            --
Qingdao Bright Moon...   31,827,172            --          --     31,827,172     6,937,719            --            --
Queenbury Investments,
  Ltd. (Huiyan).......          450            --          --            450    40,655,250            --            --
Ugent Holdings,
  Ltd. ...............           --   177,000,000          --    177,000,000    22,838,562            --            --
Teco Optronics
  Corp**..............    1,861,710            --          --      1,861,710            --            --            --
Wexi PAIHO**..........   11,734,701            --          --     11,734,701     3,680,002            --            --


* Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.
**     Securities are no longer considered affiliated as of April 30, 2009.

NOTE G -- NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. The Fund adopted the provisions of FIN 48 on November 1, 2007 and the adoption did not have a material effect on the net asset value, financial condition or results of operations of the Fund. As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund's federal tax returns filed for the fiscal years ended October 31 2006, October 31, 2007 and October 31, 2008 remain subject to examination by the Internal Revenue Service.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

NOTE H -- FAIR VALUE MEASUREMENT
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimations of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

THE CHINA FUND

                                                      INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                        SECURITIES       INSTRUMENTS*
----------------                                      --------------   ---------------
Level 1 - Quoted Prices.............................   $332,631,586       $(831,048)
Level 2 - Other Significant Observable Inputs.......     16,422,739              --
Level 3 - Significant Unobservable Inputs...........     99,206,797              --
  TOTAL.............................................   $448,261,122       $(831,048)


*      Other financial instruments include forwards.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending April 30, 2009:

                                          MARKET                                                             MARKET
                                          VALUE       PURCHASES                               CHANGE IN      VALUE
                                        BEGINNING      AT COST/    AMORTIZATION   REALIZED   UNREALIZED      ENDING
                                         BALANCE        SALES        DISCOUNT/      GAIN/       GAIN/       BALANCE
FUND                                    10/31/2008    (PROCEEDS)     (PREMIUM)     (LOSS)      (LOSS)      04/30/2009
----                                   -----------   -----------   ------------   --------   ----------   -----------
The China Fund,    Investments in
  Inc.             Securities          $69,190,949   $22,943,013       $ --       $(31,412)  $7,104,247   $99,206,797

THE CHINA FUND, INC.
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

RESULTS OF ANNUAL STOCKHOLDER MEETING HELD ON MARCH  26, 2009
1.) Election of Directors -- The stockholders of the Fund elected James J.
    Lightburn and Joe O. Rogers as Class I directors to serve for a term expiring on the date on which the annual meeting of stockholders is held in 2012.

                                                            FOR       WITHHELD
                                                        ----------   ---------
James J. Lightburn....................................  14,623,974   2,436,406
Joe O. Rogers.........................................  14,642,799   2,417,581


PRIVACY POLICY


                                 PRIVACY NOTICE

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     [ ] Information it receives from shareholders on applications or other forms; and

     [ ]  Information about shareholder transactions with the Fund.

THE FUND'S POLICY IS TO NOT DISCLOSE NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO NONAFFILIATED THIRD PARTIES (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who need to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders' nonpublic personal information.

THE CHINA FUND, INC.
OTHER INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund's investment advisers to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-
2255); and (2) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment advisers vote these proxies is now available by calling the same number and on the Commission's website. The Fund has filed its report on Form N-PX covering the Fund's proxy voting record for the 12 month period ending June 30, 2008.

QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Securities and Exchange Commission's website at http://www.sec.gov. Form N-Q has been filed as of January 31, 2009 for the first quarter of this fiscal year and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-888-246-2255.

CERTIFICATIONS
The Fund's chief executive officer has certified to the New York Stock Exchange that, as of April 27, 2009, he was not aware of any violation by the Fund of applicable New York Stock Exchange corporate governance listing standards. The Fund also has included the certifications of the Fund's chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund's Form N-CSR filed with the Securities and Exchange Commission, for the period of this report.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), adopted by the Fund, each shareholder will be deemed to have elected, unless Computershare Trust Company, N.A., the Plan Administrator, is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by the Plan Administrator in Fund shares pursuant to the Plan. The Plan has been amended to clarify the situations in which the Plan operates by adding the following sentence to the Plan: "The Plan will operate whenever a dividend or distribution is declared payable only in cash or in cash or shares of the Fund's common stock, but it will not operate with respect to a dividend or distribution declared payable only in shares of the Fund's common stock (including such a declaration that provides an option to receive cash)." Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Computershare Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting Computershare c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3011.
Phone: 1-800-426-5523.

Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (collectively, "Computershare" or the "Plan Administrator"), acts as Plan Administrator and Service Agent. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund, valued at market price on the valuation date. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Administrator will, as administrator for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant's account on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Administrator annually, in any amount from $100 to $3,000 for investment in the Fund's Common Stock. The Plan Administrator will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. Any voluntary cash payments received more than thirty days prior to such date will be returned by the Plan Administrator, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Administrator, it is suggested that participants send in voluntary cash payments to be received by the Plan Administrator approximately ten days before January
15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Administrator's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Administrator's open market purchases in connection with the reinvestment of dividends or capital gains distributions. A participant will also pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Administrator will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Administrator by at least 90 days' written notice to all shareholders. All correspondence concerning the Plan should be directed to Computershare c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3011. Phone: 1-800-426-5523.

The Plan will not apply to any dividend or capital gain distribution declared payable in the Fund's common stock, as was the case with the Fund's declaration of dividends and distributions in December 2007 and December 2008.

DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following table provides information concerning each of the Directors of the Fund. The Board of Directors is comprised of Directors who are not interested persons of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. The Directors are divided into three classes, designated as Class I, Class II and Class III. The Directors in each such class are elected for a term of three years to succeed the Directors whose term of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified. The Fund Complex consists of one series.

                        PRESENT       PRINCIPAL OCCUPATION OR EMPLOYMENT
                         OFFICE           DURING PAST FIVE YEARS AND        DIRECTOR/
NAME (AGE) AND          WITH THE        DIRECTORSHIPS IN PUBLICLY HELD       OFFICER
ADDRESS OF DIRECTOR       FUND                    COMPANIES                   SINCE
-------------------   -----------   -------------------------------------   ---------
James J. Lightburn    Chairman of   Attorney, Nomos, (2004-present);           1992
  (65)..............  the Board     Attorney, member of Hughes Hubbard &
  13, Rue Alphonse    and           Reed (1993-2004).
  de Neuville         Director
  75017 Paris,
  France
Michael F. Holland    Director      Chairman, Holland & Company L.L.C.         1992
  (64)..............                (1995- present); Director, The
  375 Park Avenue                   Holland Balanced Fund, Inc., Reaves
  New York, New York                Utility Income Fund and Scottish
  10152                             Widows Investment Partnership Trust
                                    and Taiwan Fund, Inc.; Trustee, State
                                    Street Master Funds and State Street
                                    Institutional Investment Trust.
William Kirby (59)..  Director      Director, John K. Fairbank Center for      2007
  Harvard University                Chinese Studies Harvard University
  CGIS Building                     (2006-present); Chairman, Harvard
  1730 Cambridge                    China Fund (2006-present); Harvard
  Street                            University Distinguished Service
  Cambridge, MA                     Professor (2006- present); Visiting
  02138                             Professor of Business Administration
                                    Harvard Business School (2006-
                                    present); Dean of the Faculty of Arts
                                    and Sciences Harvard University
                                    (2002-2006).
Joe O. Rogers (60)..  Director      The Rogers Team LLC, organizing            1992
  2477 Foxwood Drive                member (July 2001-present); Manager,
  Chapel Hill, NC                   The J-Squared Team LLC (April 2003-
  27514                             May 2004);  Director, The Taiwan
                                    Fund, Inc. (1986-present).
Nigel S. Tulloch      Director      Chief Executive, HSBC Asset                1992
  (63)..............                Management Bahamas Limited (1986-
  7, Circe Circle                   1992); Director, The HSBC China Fund
  Dalkeith                          Limited (1992-2005).
  WA6009
  Australia
Paul Hahesy (37)....  Chief         Compliance Manager, Foreside               2007
  Foreside            Compliance    Compliance Services, LLC. (2005-
  Compliance          Officer       present); Compliance Consultant,
  Services, LLC.                    Metlife (2002-2005).
  Three Canal Plaza,
  Suite 100
  Portland, ME 04101
Gary L. French        President     Senior Vice President, State Street        2003
  (57)..............                Bank and Trust Company (2002 -
  2 Avenue de                       present); Managing Director, Deutsche
  Lafayette                         Asset Management, Inc. and Zurich
  Boston, MA 02111                  Scudder Investments (acquired by
                                    Deutsche Bank in 2002) (2001-2002).

                        PRESENT       PRINCIPAL OCCUPATION OR EMPLOYMENT
                         OFFICE           DURING PAST FIVE YEARS AND        DIRECTOR/
NAME (AGE) AND          WITH THE        DIRECTORSHIPS IN PUBLICLY HELD       OFFICER
ADDRESS OF DIRECTOR       FUND                    COMPANIES                   SINCE
-------------------   -----------   -------------------------------------   ---------
Chris Ruffle (50)...  Vice          Director, MC China Limited (2006-          2008
  Martin Currie       President     present); Director Heartland Capital
  Investment                        Management Limited, (2006-present);
  Advisers                          Director, Martin Currie Investment
  Saltire Court                     Management Limited (1995-2006).
  20 Castle Terrace
  Edinburgh, EH12ES
  Scotland
Shifeng Ke (43).....  Vice          Director, MC China Limited (2006-          2008
  Martin Currie       President     present); Director Heartland Capital
  Investment                        Management Limited, (2006-present);
  Advisers                          Director, Martin Currie Investment
  Saltire Court                     Management Limited (2004-2006).
  20 Castle Terrace
  Edinburgh, EH12ES
  Scotland
Laura Healy (45)....  Treasurer     Vice President, State Street Bank and      2008
  2 Avenue de                       Trust Company (July 2007-present);
  Lafayette                         Senior Director, Investors Bank &
  Boston, MA 02111                  Trust Company (January 2002-July
                                    2007).
Brian O'Sullivan      Assistant     Vice President, State Street Bank and      2009
  (34)..............  Treasurer     Trust Company (December 2006-
  801 Pennsylvania                  present); Assistant Vice President,
  Ave                               State Street Bank and Trust Company
  Kansas City, MO                   (March 2004-December 2006).
  64105
Elizabeth A. Watson   Secretary     Vice President and Managing Counsel,       2008
  (54)..............                State Street Bank and Trust Company
  4 Copley Place                    (August-present); Vice President and
  Boston, MA 02116                  General Counsel (May 2004-July 2007)
                                    and Chief Compliance Officer (July
                                    2004-October 2006), Quantitative
                                    Investment Advisors, Inc.; Clerk
                                    (July 2004-July 2007), Chief Legal
                                    Officer January 2007-July 2007).,
                                    Chief Compliance Officer (July 2004-
                                    December 2005), Quantitative Group of
                                    Funds; President and General Counsel,
                                    U.S. Boston Capital Corporation (May
                                    2004-July 2007); Principal, Watson
                                    and Associates (2002-2004).
Francine S. Hayes     Assistant     Vice President and Senior Counsel,         2005
  (41)..............  Secretary     State Street Bank and Trust Company
  4 Copley Place                    (2004-present); Assistant Vice
  Boston, MA 02116                  President And Counsel, State Street
                                    Bank and Trust Company (2001-2004).

THE CHINA FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNITED STATES ADDRESS
The China Fund, Inc.
c/o State Street Bank and Trust Company
2 Avenue de Lafayette
P.O. Box 5049
Boston, MA 02206-5049
1-888-CHN-CALL (246-2255)

DIRECTORS AND OFFICERS
James J. Lightburn, Chairman of the Board and Director
Michael F. Holland, Director
William Kirby, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
Paul Hahesy, Chief Compliance Officer of the Fund
Gary L. French, President
Chris Ruffle, Vice President
Shifeng Ke, Vice President
Laura F. Healy, Treasurer
Elizabeth A. Watson, Secretary
Brian O'Sullivan, Assistant Treasurer
Francine Hayes, Assistant Secretary

INVESTMENT MANAGER
Martin Currie Inc.

SHAREHOLDER SERVICING AGENT
The Altman Group

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Computershare Trust Company, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche, LLP

LEGAL COUNSEL
Clifford Chance US LLP

ITEM 2. CODE OF ETHICS.

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.

Not required for this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
      under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not required for this filing.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3)  Not required for this filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:   /s/ Gary L. French
      Gary L. French
      President of The China Fund, Inc.

Date: June 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gary L. French
      Gary L. French
      President of The China Fund, Inc.

Date: June 24, 2009

By:   /s/ Laura F. Healy
      Laura F. Healy
      Treasurer of The China Fund, Inc.

Date: June 24, 2009